Note 17 - Financial Instruments (Details) In Millions, unless otherwise specified	0 Months Ended	1 Months Ended			12 Months Ended
	Jan. 10, 2013	Nov. 30, 2013	Jul. 31, 2013	Mar. 31, 2013	Nov. 30, 2013	Nov. 30, 2013 Base Amount for Exchange Rate [Member] USD ($)	Nov. 30, 2013 Base Amount for Exchange Rate [Member] CAD
Note 17 - Financial Instruments (Details) [Line Items]
Fair Value Assumptions, Expected Term	2 years	1 year 36 days	5 years	5 years	4 years
Foreign Exchange Risk Threshold Balance (in Dollars)							1.0
Foreign Exchange Risk Movement In Currency Percentage					10.00%
Foreign Exchange Risk Loss And Other Comprehensive Loss Amount Affected (in Dollars)						$ 0.1